Note 9 - 2021 Registered Direct Offering	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Notes to Financial Statements
Equity [Text Block]

7. REGISTERED DIRECT OFFERINGS

On September 30, 2016, the Company filed a registration statement with the SEC utilizing a “shelf” registration process, which was subsequently declared effective by the SEC on October 20, 2016 (such registration statement, the “Shelf Registration Statement”). Under the Shelf Registration Statement, the Company may offer and sell any combination of its Common Stock, warrants, debt securities, subscription rights, and/or units comprised of the foregoing to raise up to $50,000,000 in gross proceeds.

On February 20, 2017, the Company entered into a Securities Purchase Agreement (the “2017 SPA”) with six accredited investors (collectively, the “2017 Investors”) providing for the issuance and sale by the Company to the 2017 Investors of an aggregate of 6,355 units at a purchase price of $960.00 per unit in a registered offering (the “2017 Financing”). The securities comprising the units sold in the 2017 Financing were issued under the Shelf Registration Statement, and consisted of a share of Common Stock, a warrant equal to 55% of the shares of Common Stock at an exercise price of $1,200.00 per share (“Series F Warrant”) at any time prior to the fifth anniversary of the issuance date of the Series F Warrant subject to certain restrictions on exercise (the “2017 Warrants”) and the shares issuable upon exercise of the 2017 Warrants (the “2017 Warrant Shares”).

On June 28, 2018, the Company entered into a Securities Purchase Agreement (“2018 SPA”) with eight accredited investors (collectively, the “2018 Investors”) providing for the issuance and sale by the Company to the 2018 Investors of an aggregate of 5,669 units at a purchase price of $800.00 per unit in a registered offering (“2018 Financing”). The securities comprising the units sold in the 2018 Financing were issued under the Shelf Registration Statement, and consisted of a share of Common Stock, a warrant to purchase up to a number of shares of the Company’s Common Stock equal to 75% of the shares of Common Stock at an exercise price of $1,120.00 per share (“Series G Warrant”) at any time prior to the fifth anniversary of the issuance date of the Series G Warrant subject to certain restrictions on exercise (the “2018 Warrants”) and the shares issuable upon exercise of the 2018 Warrants (the “2018 Warrant Shares”).

On May 12, 2019, the Company entered into a Securities Purchase Agreement (“2019 SPA”) with five accredited investors (collectively, the “2019 Investors”) providing for the issuance and sale by the Company to the 2019 Investors of an aggregate of 5,385 units at a purchase price of $520.00 per unit in a registered offering (“2019 Financing"). The securities comprising the units sold in the 2019 Financing were issued under the Shelf Registration Statement, and consisted of a share of Common Stock, a warrant to purchase one share of Common Stock at an exercise price of $640.00 per share (“Series H Warrant”) at any time prior to the fifth anniversary of the issuance date of the Series H Warrant subject to certain restrictions on exercise (the “2019 Warrants”) and the shares issuable upon exercise of the 2019 Warrants (the “2019 Warrant Shares”).

On March 10, 2023, the Company entered into exchange agreements (the “Exchange Agreements”) with each holder (the “Warrantholders”) of the Company’s outstanding Series G Warrants to purchase shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”) at an exercise price of $1,120.00 per share (the “Series G Warrants”) and the Company’s outstanding Series H Warrants to purchase shares of Common Stock at an exercise price of $640.00 per share (the “Series H Warrants” and, together with the Series G Warrants, the “Warrants”). Pursuant to the Exchange Agreements, the Warrantholders exchanged 4,252 Series G Warrants for 426 shares of Common Stock and 5,385 Series H Warrants for 1,078 shares of Common Stock. All 3,495 remaining Series F Warrants expired during the fiscal year ended September 30, 2022.

The 2021 Registered Direct Offering [Member]
Notes to Financial Statements
Equity [Text Block]

10. 2021 REGISTERED DIRECT OFFERING

On February 11, 2021, the Company entered into a Securities Purchase Agreement (the “2021 SPA”) with certain institutional and accredited investors (collectively, “2021 Investors”) providing for the issuance and sale by the Company to the 2021 Investors of an aggregate of 26,954 shares (the “Shares”) of the Company’s Common Stock, and warrants (the “Series K Warrants”) to purchase an aggregate of 20,215 shares (the “Warrant Shares”) of Common Stock, at a combined offering price of $256.00 per share (the “2021 Financing”). The Series K Warrants have an exercise price of $272.00 per share and are exercisable for a period of 5.5 years. The aggregate gross proceeds for the sale of the Shares and Series K Warrants were approximately $6.9 million, before deducting the Placement Agent’s fees and expenses and other offering expenses payable by the Company, of approximately $700,000. Pursuant to an engagement agreement dated as of February 8, 2021 (the “2021 Engagement Agreement”), by and between the Company and the Placement Agent, the Company agreed to pay the Placement Agent cash fees equal to (i) 7.5% of the gross proceeds received by the Company from certain investors in the 2021 Financing, and (ii) 6.0% of the gross proceeds received by the Company from certain investors that had pre-existing relationships with the Company. In addition, the Placement Agent received a one-time non-accountable expense fee of $10,000, up to $50,000 for fees and expenses of legal counsel and other out-of-pocket expenses and $10,000 for clearing expenses. Pursuant to the 2021 Engagement Agreement, the Company also agreed to issue to the Placement Agent, or its designees, warrants to purchase up to 7.5% of the aggregate number of Shares sold to the 2021 Investors, or warrants to purchase up to 2,022 shares (the “2021 Placement Agent Warrants”) of the Company’s Common Stock. The 2021 Placement Agent 2 Warrants have substantially the same terms as the Series K Warrants, except that the exercise price of the 2021 Placement Agent Warrants is $320.00 per share. The 2021 Engagement Agreement contained indemnity and other customary provisions for transactions of this nature.

The 2021 SPA contained certain restrictions on the Company’s ability to conduct subsequent sales of the Company’s equity securities. In particular, we were prohibited from entering into or effecting a Variable Rate Transaction (as defined in the 2021 SPA) until February 11, 2022; provided, however, the Company may enter into and effect an at-the-market offering facility with the Placement Agent.

The number of shares of the Company’s Common Stock into which each of the Series K Warrants is exercisable and the exercise price therefore are subject to adjustment, as set forth in the Series K Warrants, including adjustments for stock subdivisions or combinations (by any stock split, stock dividend, recapitalization, reorganization, scheme, arrangement or otherwise).

During the three and nine months ended June 30, 2023, no Series K Warrants or Placement Agent 2 Warrants were exercised. As of June 30, 2023, up to 20,215 and 2,022 shares may be acquired upon the exercise of the Series K Warrants and Placement Agent Warrants, respectively.

Common Stock

On February 17, 2021, the Closing Date of the 2021 Financing, the Company issued 26,954 shares of Common Stock.

Equity Value of Warrants

The Company accounted for the Series K Warrants and the Placement Agent 2 Warrants relating to the aforementioned February 2021 Registered Direct Offering in accordance with ASC 815-40, Derivatives and Hedging. Because the Series K Warrants and the Placement Agent 2 Warrants are indexed to the Company’s stock, they are classified within stockholders’ deficit in the accompanying consolidated financial statements.

9.	2021 REGISTERED DIRECT OFFERING

On February 11, 2021, the Company entered into a Securities Purchase Agreement (the “2021 SPA”) with certain institutional and accredited investors (collectively, “2021 Investors”) providing for the issuance and sale by the Company to the 2021 Investors of an aggregate of 26,954 shares (the “Shares”) of the Company’s Common Stock, and warrants (the “Series K Warrants”) to purchase an aggregate of 20,215 shares (the “Warrant Shares”) of Common Stock, at a combined offering price of $256.00 per share (the “2021 Financing”). The Series K Warrants have an exercise price of $272.00 per share and are exercisable for a period of 5.5 years. The aggregate gross proceeds for the sale of the Shares and Series K Warrants were approximately $6.9 million, before deducting the Placement Agent’s fees and expenses and other offering expenses payable by the Company, of approximately $700,000. Pursuant to an engagement agreement dated as of February 8, 2021 (the “2021 Engagement Agreement”), by and between the Company and the Placement Agent, the Company agreed to pay the Placement Agent cash fees equal to (i) 7.5% of the gross proceeds received by the Company from certain investors in the 2021 Financing, and (ii) 6.0% of the gross proceeds received by the Company from certain investors that had pre-existing relationships with the Company. In addition, the Placement Agent received a one-time non-accountable expense fee of $10,000, up to $50,000 for fees and expenses of legal counsel and other out-of-pocket expenses and $10,000 for clearing expenses. Pursuant to the 2021 Engagement Agreement, the Company also agreed to issue to the Placement Agent, or its designees, warrants to purchase up to 7.5% of the aggregate number of Shares sold to the 2021 Investors, or warrants to purchase up to 2,022 shares (the “2021 Placement Agent Warrants”) of the Company’s Common Stock. The 2021 Placement Agent 2 Warrants have substantially the same terms as the Series K Warrants, except that the exercise price of the 2021 Placement Agent Warrants is $320.00 per share. The 2021 Engagement Agreement contained indemnity and other customary provisions for transactions of this nature.

The 2021 SPA contained certain restrictions on the Company’s ability to conduct subsequent sales of the Company’s equity securities. In particular, we were prohibited from entering into or effecting a Variable Rate Transaction (as defined in the 2021 SPA) until February 11, 2022; provided, however, the Company may enter into and effect an at-the-market offering facility with the Placement Agent.

The number of shares of the Company’s Common Stock into which each of the Series K Warrants is exercisable and the exercise price therefore are subject to adjustment, as set forth in the Series K Warrants, including adjustments for stock subdivisions or combinations (by any stock split, stock dividend, recapitalization, reorganization, scheme, arrangement or otherwise). During the fiscal year ended September 30, 2022, no Series K Warrants or 2021 Placement Agent Warrants had been exercised. As of September 30, 2022, up to 20,215 and 2,022 shares may be acquired upon the exercise of the Series K Warrants and Placement Agent Warrants, respectively.

Common Stock

On February 17, 2021 the Closing Date of the 2021 Financing, the Company issued 26,954 shares of Common Stock.

Equity Value of Warrants

The Company accounted for the Series K Warrants and the Placement Agent 2 Warrants relating to the aforementioned February 2021 Registered Direct Offering in accordance with ASC 815-40, Derivatives and Hedging. Because the Series K Warrants and the Placement Agent 2 Warrants are indexed to the Company’s stock, they are classified within stockholders’ equity (deficit) in the accompanying consolidated financial statements.